Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Interest rate risk management (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed rate component of gross financial debt (as a percent)	91.00%	87.00%	83.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Interest rate risk [member] | Net financial debt [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial debt	€ 43
Increase (decrease) in financial debt	(43)
Reserve of cash flow hedges [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial debt	(1,333)
Increase (decrease) in financial debt	€ 1,336